Notes Payable - Existing Credit Agreement (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Nov. 17, 2017	Dec. 31, 2016	Jun. 25, 2013
Debt Instrument [Line Items]
Notes payable	$ 748,000,000	$ 759,000,000		$ 987,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility			$ 100,000,000
Revolving Credit Facility | Line of Credit | Revolving Credit Facility, unsecured, unused portion of $500, due April 2022 with interest payable quarterly at LIBOR 1.40% (3.12% at March 31, 2018)
Debt Instrument [Line Items]
Line of credit facility					$ 800,000,000
Notes payable	295,000,000	$ 295,000,000
Unamortized debt issuance costs	5,000,000
Remaining borrowing capacity	$ 500,000,000